Share Incentive Scheme (Details) In Millions, except Per Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 Bokamoso Esop [Member] ZAR	Sep. 30, 2011 Izingwe [Member] ZAR
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Employee Stock Ownership Plan ESOP Restructuring Strike Price (ZAR Per Share)		320	330
Employee Stock Ownership Plan ESOP Restructuring Maximum Payout (ZAR Per Share)		90	70
Employee Stock Ownership Plan ESOP Restructuring Minimum Payout (ZAR Per Share)		40	40
Employee Stock Ownership Plan E S O P Restructuring Tranches		two tranches	two tranches
Employee Stock Ownership Plan (ESOP), Dividends [Percent]		50.00%	50.00%
Employee Stock Ownership Plan (ESOP), Strike Price Dividends [Percent]		50.00%	50.00%
Employee Stock Ownership Plan ESOP Restructuring Additional Time Period (Years)		One	One
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value, Incremental Compensation Cost Per Share		29.14	29.14
Share-based Arrangements with Employees and Nonemployees [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Incremental Compensation Cost Including Cash Costs Recognized	$ 10